Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Parenthetical) (Detail) $ in Thousands, shares in Millions			12 Months Ended
	Jan. 31, 2017 PHP (₱)	Mar. 22, 2016 USD ($)	Dec. 31, 2017 PHP (₱) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 PHP (₱)	Dec. 31, 2017 USD ($) shares	Feb. 01, 2007 USD ($)
Disclosure of transactions between related parties [Line Items]
Repairs and maintenance			₱ 12,744,000,000		₱ 14,706,000,000		₱ 14,632,000,000
Accrued expenses and other current liabilities			90,740,000,000		93,116,000,000
Rent			7,016,000,000		6,632,000,000		6,078,000,000
Outstanding Amounts	₱ 25,000,000		172,611,000,000		185,032,000,000
Line of credit facility maturity date	Mar. 27, 2024
Line of credit facility amount outstanding			1,249,000,000	$ 25,000
Professional and other contracted services (Note 25)			12,168,000,000		9,386,000,000		8,175,000,000
Selling and promotions			5,908,000,000		7,687,000,000		9,747,000,000
Insurance and security services			1,519,000,000		1,736,000,000		1,794,000,000
Prepayments – net of current portion (Note 19)			5,370,000,000		7,056,000,000
Cost of sales(Note 5)			13,633,000,000		18,293,000,000		17,453,000,000
Prepayments			15,003,000,000		14,561,000,000
Total revenues			159,926,000,000		165,262,000,000		171,103,000,000
Expenses			150,415,000,000		140,559,000,000		139,268,000,000
Accounts payable (Note 23)			60,445,000,000		52,950,000,000
Meralco Joint Venture Through PCEV [Member]
Disclosure of transactions between related parties [Line Items]
Repairs and maintenance			2,397,000,000		2,401,000,000		2,328,000,000
Accrued expenses and other current liabilities			653,000,000		327,000,000
Rent			298,000,000		272,000,000		264,000,000
Construction-in-progress			81,000,000		67,000,000		95,000,000
Joint Venture Through PCEV [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities			5,000,000
MIESCOR Joint Venture Through PCEV [Member]
Disclosure of transactions between related parties [Line Items]
Repairs and maintenance			117,000,000		144,000,000		165,000,000
MIESCOR Joint Venture Through PCEV [Member] | February 28, 2018 [Member]
Disclosure of transactions between related parties [Line Items]
Repairs and maintenance			3,000,000		32,000,000		45,000,000
Accrued expenses and other current liabilities			610,000		25,000
Construction-in-progress			5,000,000		4,000,000		3,000,000
MIESCOR Joint Venture Through PCEV [Member] | March 31, 2017 [Member]
Disclosure of transactions between related parties [Line Items]
Repairs and maintenance			114,000,000		112,000,000		120,000,000
Construction-in-progress			₱ 76,000,000		63,000,000		92,000,000
Director, Key Officer or Owner [Member]
Disclosure of transactions between related parties [Line Items]
Percentage of outstanding common stock held in entity			10.00%	10.00%
Parties Related to Members of Board of Directors and Senior Management [member]
Disclosure of transactions between related parties [Line Items]
Percentage of outstanding common stock held in entity			10.00%	10.00%
NTT Finance Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Outstanding Amounts | $		$ 25,000
Line of credit facility maturity date		Mar. 30, 2023
Line of credit facility amount outstanding			₱ 1,249,000,000	$ 25,000	244,000,000	$ 25,000
NTT World Engineering Marine Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Repairs and maintenance			47,000,000		18,000,000		60,000,000
Accrued expenses and other current liabilities			33,000,000		35,000,000
NTT Communications Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities			7,000,000		52,000,000
Professional and other contracted services (Note 25)			88,000,000		77,000,000		77,000,000
Conventional International Telecommunication [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities			2,000,000		2,000,000
Rent			4,000,000		7,000,000		10,000,000
NTT Worldwide Telecommunications Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities			6,000,000		3,000,000
Selling and promotions			8,000,000		10,000,000		14,000,000
NTT DOCOMO, Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities			11,000,000		41,000,000
Professional and other contracted services (Note 25)			94,000,000		95,000,000		90,000,000
JGSHI and Subsidiaries [Member]
Disclosure of transactions between related parties [Line Items]
Repairs and maintenance			69,000,000		57,000,000		20,000,000
Rent			118,000,000		125,000,000		303,000,000
Accounts payable, accrued liabilities and other current liabilities			5,000,000		287,000
Selling and promotions, communication, training and travel, repairs and maintenance and professional and other contracted services			71,000,000		59,000,000		22,000,000
JGSHI and Subsidiaries [Member] | Airfare, electricity, marketing expenses and bank fees [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable, accrued liabilities and other current liabilities			6,000,000		2,000,000
Malayan [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities			11,000,000		11,000,000
Insurance and security services			179,000,000		242,000,000		236,000,000
Prepayments – net of current portion (Note 19)			66,000,000		83,000,000
Prepayments			66,000,000		83,000,000
Gotuaco [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities			15,000,000		597,000
Insurance and security services			126,000,000		156,000,000
Prepayments – net of current portion (Note 19)			12,000,000		4,000,000
Prepayments			12,000,000		4,000,000
ALBV [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities			0		0
Professional and other contracted services (Note 25)			₱ 190,000,000		183,000,000		203,000,000
Payment of technical service fees equivalent to rate of consolidated net revenue			0.50%	0.50%
NTT Communications [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities			₱ 9,000,000		54,000,000
Rent			4,000,000		7,000,000		10,000,000
Professional and other contracted services (Note 25)			₱ 88,000,000		77,000,000		77,000,000
NTT Communications [Member] | Common stock [Member]
Disclosure of transactions between related parties [Line Items]
Shares of entity transferred by related party | shares			12.6					12.6
NTT Communications and NTT Docomo [Member]
Disclosure of transactions between related parties [Line Items]
Outstanding common stock held			20.00%					20.00%
NTT Communications and NTT Docomo [Member] | Stock Purchase And Strategic Investment Agreement [Member]
Disclosure of transactions between related parties [Line Items]
Percentage of ownership held by related party for terminating agreement			10.00%					10.00%
NTT Communications and NTT Docomo [Member] | Top of Range [Member]
Disclosure of transactions between related parties [Line Items]
Restriction on ownership of shares percentage			21.00%					21.00%
NTT Communications and NTT Docomo [Member] | Bottom of Range [Member]
Disclosure of transactions between related parties [Line Items]
Outstanding common stock held			17.50%					17.50%
First Pacific And Affiliates [Member]
Disclosure of transactions between related parties [Line Items]
Percentage of ownership held by related party for terminating agreement			18.50%					18.50%
AIL Associate Through ACeS Philippines [Member]
Disclosure of transactions between related parties [Line Items]
Minimum purchase obligations under agreement | $									$ 500
Purchase payment made by entity | $				$ 15,000
Cost of sales(Note 5)			₱ 0		0		16,000,000
AIL Associate Through ACeS Philippines [Member] | Top of Range [Member]
Disclosure of transactions between related parties [Line Items]
Trade and other receivables (Notes 10 and 17) | $								$ 45,000
AIL Associate Through ACeS Philippines [Member] | Bottom of Range [Member]
Disclosure of transactions between related parties [Line Items]
Minimum purchase obligations under agreement | $								$ 5,000
Tv Five Network Inc [Member]
Disclosure of transactions between related parties [Line Items]
Selling and promotions			₱ 149,000,000		126,000,000		161,000,000
Advertisement Agreement Period			5 years	5 years
Description Of Agreement Extension Period			2015 to 2018	2015 to 2018
Prepayments			₱ 277,000,000		414,000,000
Dakila Cable Tv Corporation
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities			125,000,000
Prepayments			0		0
Content cost recognized			514,000,000		115,000,000		51,000,000
Various [Member]
Disclosure of transactions between related parties [Line Items]
Accrued expenses and other current liabilities			35,000,000		39,000,000
Trade and other receivables (Notes 10 and 17)			1,867,000,000		1,416,000,000
Total revenues			2,059,000,000		781,000,000		864,000,000
Expenses			1,223,000,000		1,113,000,000		₱ 972,000,000
Accounts payable (Note 23)			₱ 365,000,000		₱ 339,000,000